Expense Example - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Women's Leadership Fund - Class Z
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	726
Fidelity Advisor Women's Leadership Fund - Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Women's Leadership Fund - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Women's Leadership Fund - Class A
Expense Example:
1 year	670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Women's Leadership Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	$ 1,853